Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LVIP Invesco Select Equity Managed Volatility Fund
Supplement Dated February 6, 2019 to the Summary Prospectus and Prospectus Dated May 1, 2018

This Supplement updates certain information in the Summary Prospectus and Prospectus for the LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus and Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Summary Prospectus and Prospectus for the Fund are effective February 11, 2019

I.	The Fund’s name is changed to “LVIP Invesco Select Equity Income Managed Volatility Fund.” All references regarding the Fund’s name are updated accordingly.

II.	Invesco Advisers, Inc. and Invesco Capital Management LLC will sub-advise the Fund effective February 11, 2019.

III.
The Fund’s Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) will not be affected by this change. The following replaces the information under the section Fees and Expenses on page 1:

This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

  Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.65%	0.65%

Distribution and/or Service (12b-1 fees)	None	0.35%

Other Expenses[1]	0.14%	0.14%

Total Annual Fund Operating Expenses	0.79%	1.14%

Less Fee Waiver and Expense Reimbursement[2,3]	(0.22%)	(0.22%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.57%	0.92%

[1]	Other expenses were restated to reflect the current fee structure of the Fund.
[2,3]
Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.57% of the Fund’s average daily net assets for the Standard Class (and 0.92% for the Service Class). Both agreements will continue at least through April 30, 2020 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$58	$230	$417	$902
Service Class	$94	$340	$606	$1,366

IV.	For further information on the new sub-advisers and their investment strategies, please consult the Fund’s prospectus supplement dated January 11, 2019.

LVIP Invesco Select Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LVIP Invesco Select Equity Managed Volatility Fund
Supplement Dated February 6, 2019 to the Summary Prospectus and Prospectus Dated May 1, 2018

This Supplement updates certain information in the Summary Prospectus and Prospectus for the LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus and Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Summary Prospectus and Prospectus for the Fund are effective February 11, 2019

I.	The Fund’s name is changed to “LVIP Invesco Select Equity Income Managed Volatility Fund.” All references regarding the Fund’s name are updated accordingly.

II.	Invesco Advisers, Inc. and Invesco Capital Management LLC will sub-advise the Fund effective February 11, 2019.

III.
The Fund’s Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) will not be affected by this change. The following replaces the information under the section Fees and Expenses on page 1:

This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

  Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.65%	0.65%

Distribution and/or Service (12b-1 fees)	None	0.35%

Other Expenses[1]	0.14%	0.14%

Total Annual Fund Operating Expenses	0.79%	1.14%

Less Fee Waiver and Expense Reimbursement[2,3]	(0.22%)	(0.22%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.57%	0.92%

[1]	Other expenses were restated to reflect the current fee structure of the Fund.
[2,3]
Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.57% of the Fund’s average daily net assets for the Standard Class (and 0.92% for the Service Class). Both agreements will continue at least through April 30, 2020 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$58	$230	$417	$902
Service Class	$94	$340	$606	$1,366

IV.	For further information on the new sub-advisers and their investment strategies, please consult the Fund’s prospectus supplement dated January 11, 2019.